Information by segment and main country - Information on income statements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Information by segment and main country [Line Items]
Revenue	€ 17,827		€ 17,156		€ 17,313
Sales including intercompany	17,827		17,156		17,313
Depreciation and amortisation expense	1,602	[1]	1,323	[2]	1,462	[1]
Adjusted EBITA	1,318		2,054		2,277
Diagnosis & Treatment [Member]
Information by segment and main country [Line Items]
Revenue	9,168		8,635		8,175
Sales including intercompany	9,471		8,846		8,289
Depreciation and amortisation expense	559		459		536
Adjusted EBITA	774		1,071		818
Connected Care [Member]
Information by segment and main country [Line Items]
Revenue	4,403		4,573		5,543
Sales including intercompany	4,441		4,617		5,620
Depreciation and amortisation expense	514		382		414
Adjusted EBITA	95		497		1,191
Personal Health [Member]
Information by segment and main country [Line Items]
Revenue	3,626		3,429		3,199
Sales including intercompany	3,684		3,462		3,198
Depreciation and amortisation expense	132		131		145
Adjusted EBITA	538		590		433
Other [Member]
Information by segment and main country [Line Items]
Revenue	629		519		396
Sales including intercompany	596		531		481
Depreciation and amortisation expense	397		350		368
Adjusted EBITA	(89)		(105)		(165)
Intersector Eliminations [member]
Information by segment and main country [Line Items]
Sales including intercompany	€ (366)		€ (299)		€ (275)

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill